Loans, Receivables Past Due (Q3) (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Non performing loans [Abstract]
90+ and Still Accruing		$ 0	$ 0	$ 118
Non-Accrual		8,410	13,364	10,607
Total Non-performing Loans		8,410	13,364	10,725
Accrued interest included in recorded investment		0	0	2
Aging analysis of loans by class [Abstract]
Total		13,803	15,597	15,637
Loans not Past Due		1,929,260	1,597,764	1,504,250
Total loans recorded investment		1,943,063	1,613,361	1,519,887
Accrued interest included in recorded investment		5,969	5,113	4,837
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		4,455	4,257	5,881
Accrued interest included in recorded investment		53	45	53
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,631	2,659	1,555
Accrued interest included in recorded investment		24	19	17
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment		0	0	2
Aging analysis of loans by class [Abstract]
Total		7,717	8,681	8,201
Accrued interest included in recorded investment		0	0	2
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		77	64	72
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		5,892	5,049	4,765
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		839,330	805,995	750,267
Accrued interest included in recorded investment		2,080	1,978	1,869
Commercial [Member] | Income Producing - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		72	628	1,027
Total Non-performing Loans		72	628	1,027
Aging analysis of loans by class [Abstract]
Total		455	383	1,059
Loans not Past Due		271,747	287,255	305,155
Total loans recorded investment		272,202	287,638	306,214
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		425	0	203
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0	209
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		30	383	647
Commercial [Member] | Land, Land Development and Construction - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	49
Non-Accrual		10	105	401
Total Non-performing Loans		10	105	450
Aging analysis of loans by class [Abstract]
Total		10	105	252
Loans not Past Due		67,793	51,670	44,231
Total loans recorded investment		67,803	51,775	44,483
Commercial [Member] | Land, Land Development and Construction - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		10	74	0
Commercial [Member] | Land, Land Development and Construction - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0	0
Commercial [Member] | Land, Land Development and Construction - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	31	252
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	69
Non-Accrual		706	4,430	2,028
Total Non-performing Loans		706	4,430	2,097
Aging analysis of loans by class [Abstract]
Total		334	1,551	952
Loans not Past Due		498,991	465,031	398,618
Total loans recorded investment		499,325	466,582	399,570
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		120	100	785
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		149	1,385	16
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		65	66	151
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		784,372	540,979	500,306
Accrued interest included in recorded investment	[1]	3,026	2,364	2,270
Mortgage [Member] | 1-4 Family [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		5,207	5,248	4,744
Total Non-performing Loans		5,207	5,248	4,744
Aging analysis of loans by class [Abstract]
Total		8,055	8,478	7,327
Loans not Past Due		553,928	306,063	269,880
Total loans recorded investment		561,983	314,541	277,207
Accrued interest included in recorded investment	[1]	2,134	1,466	1,396
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,929	2,361	1,943
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		919	869	640
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		5,207	5,248	4,744
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		1,411	1,507	1,094
Total Non-performing Loans		1,411	1,507	1,094
Aging analysis of loans by class [Abstract]
Total		1,909	1,507	1,401
Loans not Past Due		91,370	101,541	114,619
Total loans recorded investment		93,279	103,048	116,020
Accrued interest included in recorded investment	[1]	374	450	477
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		363	0	307
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		135	0	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1,411	1,507	1,094
Mortgage [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		258	222	187
Total Non-performing Loans		258	222	187
Aging analysis of loans by class [Abstract]
Total		718	371	237
Loans not Past Due		35,826	28,645	22,327
Total loans recorded investment		36,544	29,016	22,564
Accrued interest included in recorded investment	[1]	165	111	87
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		460	149	50
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0	0
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		258	222	187
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		221	317	147
Total Non-performing Loans		221	317	147
Aging analysis of loans by class [Abstract]
Total		1,013	1,005	640
Loans not Past Due		56,677	54,232	50,618
Total loans recorded investment		57,690	55,237	51,258
Accrued interest included in recorded investment	[1]	260	226	196
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		597	470	439
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		195	218	54
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		221	317	147
Mortgage [Member] | Purchased Loans [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		0	0	2
Total Non-performing Loans		0	0	2
Aging analysis of loans by class [Abstract]
Total		4	15	12
Loans not Past Due		34,872	39,122	33,245
Total loans recorded investment		34,876	39,137	33,257
Accrued interest included in recorded investment	[1]	93	111	114
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		3	13	9
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1	2	1
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0	2
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		319,361	266,387	234,715
Accrued interest included in recorded investment	[1]	863	771	698
Installment [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		97	266	106
Total Non-performing Loans		97	266	106
Aging analysis of loans by class [Abstract]
Total		298	625	528
Loans not Past Due		9,925	12,025	16,707
Total loans recorded investment		10,223	12,650	17,235
Accrued interest included in recorded investment	[1]	42	54	78
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		115	311	315
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		86	48	107
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		97	266	106
Installment [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0	0
Non-Accrual		224	289	443
Total Non-performing Loans		224	289	443
Aging analysis of loans by class [Abstract]
Total		408	568	823
Loans not Past Due		10,103	13,390	19,727
Total loans recorded investment		10,511	13,958	20,550
Accrued interest included in recorded investment	[1]	44	59	83
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		161	238	231
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		23	41	149
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		224	289	$ 443
Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		69	219
Total Non-performing Loans		69	219
Aging analysis of loans by class [Abstract]
Total		250	436
Loans not Past Due		131,153	102,489
Total loans recorded investment		131,403	102,925
Accrued interest included in recorded investment	[1]	322	264
Installment [Member] | Boat Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		112	184
Installment [Member] | Boat Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		69	33
Installment [Member] | Boat Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		69	219
Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		25	21
Total Non-performing Loans		25	21
Aging analysis of loans by class [Abstract]
Total		81	122
Loans not Past Due		93,687	74,413
Total loans recorded investment		93,768	74,535
Accrued interest included in recorded investment	[1]	236	203
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		52	68
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		4	33
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		25	21
Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		110	112
Total Non-performing Loans		110	112
Aging analysis of loans by class [Abstract]
Total		268	431
Loans not Past Due		73,188	61,888
Total loans recorded investment		73,456	62,319
Accrued interest included in recorded investment	[1]	219	191
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		108	289
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		50	30
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		$ 110	$ 112

[1]	Credit scores have been updated within the last twelve months.